Changes in Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Changes in Stockholders’ Equity

Note 18 – Changes in Stockholders’ Equity

Common Stock

The Company is authorized to issue an aggregate of 300,000,000 shares of common stock with a par value of $0.001. As of September 30, 2023, there were 76,736,274 shares of common stock issued and outstanding.

Common Stock Sales

On February 14, 2023, the Company sold 3,000,000 shares of common stock at a price of $0.10 per share for total cash proceeds of $300,000.

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

Common Stock Issued as a Commitment Fee

On June 23, 2023, the Company paid a commitment fee to AJB Capital in the form of 1,666,667 shares of common stock in connection with the issuance of the Third AJB Note (defined above). The aggregate fair value of the common stock was $42,175, based on the closing price of the Company’s common stock on the date of grant. The shares are being amortized as a debt discount over the life of the loan.

Common Stock Issued for Services, Related Party

On June 15, 2023, the Company issued 1,500,000 shares of common stock to the Company’s President, Joerg Sommer, for services provided. The aggregate fair value of the common stock was $89,850, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

Common Stock Issued for Services

On September 18, 2023, the Company issued 1,000,000 shares of common stock to ClearThink Capital Partners, LLC, for services provided. The aggregate fair value of the common stock was $84,000, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

Amortization of Stock-Based Compensation

A total of $121,052 and $123,440 of stock-based compensation expense was recognized from the amortization of options to purchase common stock over their vesting period during the nine months ended September 30, 2023 and 2022, respectively.

Note 19 – Stockholders’ Equity

Preferred Stock

The Company has 10,000,000 authorized shares of $0.001 par value “blank check” preferred stock, of which 500,000 shares have been designated Series A Preferred Stock and 300,000 shares have been designated Series B Preferred Stock, See Note 17 above for a description of the features and issuances of the Series A Preferred Stock and Series B Preferred Stock.

Common Stock

The Company is authorized to issue an aggregate of 300,000,000 shares of common stock with a par value of $0.001. As of December 31, 2022, there were 67,202,907 shares of common stock issued and outstanding.

Common Stock Issued on Subscriptions Payable

On March 29, 2022, the Company issued 262,066 shares of common stock on a Subscriptions Payable for the December 1, 2021 award of common stock to COR IR for services.

Common Stock Issued as a Promissory Note Commitment

As disclosed in Note 14 above, the Company paid a commitment fee to AJB Capital of $250,000 in the form of 1,250,000 shares of the Company’s common stock (“Commitment Fee Shares”) in connection with the issuance of the Second AJB Note, which was repaid on September 27, 2022. The issuance of these commitment fee shares resulted in a debt discount of $150,062 that was amortized over the life of the loan, resulting in $106,894 and $43,168 of finance expense during the years ended December 31, 2022 and 2021, respectively. During the six month period following the six-month anniversary of the closing date, AJB Capital was entitled to be issued additional shares of common stock of the Company to the extent AJB Capital’s sale of the Commitment Fee Shares has resulted in net proceeds in an amount less than the Commitment Fee. As a result, the Company issued an additional 1,341,276 shares of common stock to AJB Capital on September 15, 2022. The fair value of the shares was $134,128, based on the closing price of the Company’s common stock on the date of grant.

Also, as disclosed in Note 14 above, the Company paid a commitment fee to AJB Capital of $200,000 in the form of 2,000,000 shares of the Company’s common stock in connection with the issuance of the First AJB Note, which was repaid on September 17, 2021. The issuance of the commitment fee shares resulted in a debt discount of $268,250 that was amortized over the life of the loan, resulting in $268,250 of finance expense during the year ended December 31, 2021. On October 15, 2021, pursuant to the early repayment terms of the promissory note, one million of these shares were redeemed and cancelled for a nominal aggregate purchase price of $1.00.

Common Stock Options Exercised

On July 26, 2021, a total of 60,000 shares of common stock were issued upon exercise on a cashless basis of options to purchase 125,000 shares of common stock at a price $0.13 per share.

Common Stock Issued for Services, Employees and Consultants

On May 25, 2021, the Company awarded a total of 50,000 shares of common stock pursuant for consulting services to two individuals. The aggregate fair value of the shares was $8,500, based on the closing price of the Company’s common stock on the date of grant.

On May 12, 2021, the Company entered into a Settlement Agreement with COR. Pursuant to the Settlement Agreement, the Company issued COR 118,150 shares of common stock. The fair value of the shares was $29,538, based on the closing price of the Company’s common stock on the date of grant.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On June 1, 2021, the Company entered into a new agreement with COR and issued another 112,528 shares of common stock to COR. The fair value of the shares was $18,758, based on the closing price of the Company’s common stock on the date of grant. On December 1, 2021, the Company owed COR another 262,066 shares of common stock, which were subsequently issued on March 29, 2022. The fair value of the shares was $21,725, based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issued for Services, Officers and Directors

On December 31, 2021, the Company issued 673,582 shares of common stock in lieu of cash compensation to its former Chief Financial Officer, Vahé Gabriel. The aggregate fair value of the shares was $55,234, based on the closing price of the Company’s common stock on the date of grant.